Financial Instruments (Details) - USD ($)		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Apr. 27, 2015
Financial Instruments [Abstract]
Cash and cash equivalents		$ 7,696,699	$ 4,224,237	$ 8,989
Transaction monetary assets held for clients		12,522,240	885,964
Mark to market assets for open trading positions		241,336	40,720
Accounts receivable, net		411,070	1,700,318
Prepaid expenses and other current assets		498,736	304,495
Deposits payable		12,522,240	885,964
Mark to market liabilities for open trading positions		106,502	20,604
Other financial liabilities	[1]	$ 2,637,032	$ 1,446,872

[1]	Accounts payable, accrued expenses and other current liabilities, advance from customers, and income tax payable.